Description of the Business (Details)	Jun. 30, 2021	Dec. 31, 2020 item	Oct. 28, 2020 ft²	Feb. 10, 2020
Description of the Business
Number of minimum flight proven satellite missions | item		150
Roccor, LLC
Description of the Business
Area of deployable structure of solar sail | ft²			18,000
Cosmos Intermediate, LLC | Cosmos Parent, LLC
Description of the Business
Percentage of equity owned	100.00%			100.00%
Cosmos Finance, LLC
Description of the Business
Percentage of equity owned	100.00%			100.00%
Cosmos Acquisition, LLC | Cosmos Finance, LLC
Description of the Business
Percentage of equity owned	100.00%			100.00%